CHANGE IN ACCOUNTING POLICY (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Net loss for the period	$ (3,615,361)	$ (1,400,560)	$ (5,855,877)	$ (3,332,273)	$ (8,069,402)	$ (6,706,407)
Adjustment for items not affecting cash
Depreciation	23,820	23,590	48,372	33,753	79,868	63,454
Interest expense	167,594		234,463	10,031	41,934	7,697
Share-based compensation expense	762,208	204,842	1,013,256	424,090	1,001,950	1,495,837
Shares issued for service			60,000	59,500	157,788	169,700
Change in fair value of warrant derivative liability	0	0	0	0
Adjustment for items not affecting cash and changes in non-cash working capital items					1,077,089	1,958,571
Net cash (used in) operating activities			(3,059,849)	(3,964,234)	(6,992,313)	(4,747,836)
Net decrease in cash and cash equivalents for the period			(407,570)	(3,704,447)	(4,838,107)	(743,351)
Net cash (used in) investing activities			(17,182)	(6,848)	(170,790)	(547,924)
Net cash provided by financing activities			2,669,461	266,635	2,324,996	4,552,409
Cash and cash equivalents, beginning of period			543,650	5,381,757	5,381,757	6,125,108
Cash and cash equivalents, end of period	$ 136,080	1,677,310	136,080	1,677,310	543,650	5,381,757
Scenario, Previously Reported [Member]
Net loss for the period		729,546		(1,593,226)	(3,936,574)	(1,036,148)
Adjustment for items not affecting cash
Depreciation				33,753
Interest expense				10,031
Share-based compensation expense				424,090
Shares issued for service				59,500
Change in fair value of warrant derivative liability				(1,739,047)
Adjustment for items not affecting cash and changes in non-cash working capital items					(3,055,739)	(5,783,984)
Net cash (used in) operating activities				(3,964,234)	(6,992,313)	(4,747,836)
Net decrease in cash and cash equivalents for the period				(3,704,447)	(4,838,107)	(743,351)
Net cash (used in) investing activities				(6,848)	(170,790)	(547,924)
Net cash provided by financing activities				266,635	2,324,996	4,552,409
Cash and cash equivalents, beginning of period			543,650	5,381,757	5,381,757
Cash and cash equivalents, end of period		1,677,310		1,677,310	543,650	5,381,757
Scenario, Adjustment [Member]
Net loss for the period		$ (2,130,106)		(1,739,047)	(4,132,828)	(7,742,555)
Adjustment for items not affecting cash
Depreciation				0
Share-based compensation expense				0
Shares issued for service				0
Change in fair value of warrant derivative liability				1,739,047
Adjustment for items not affecting cash and changes in non-cash working capital items					4,132,828	7,742,555
Net cash (used in) operating activities				0	0	0
Net decrease in cash and cash equivalents for the period				0	0	0
Net cash (used in) investing activities				0	0	0
Net cash provided by financing activities				0	0	0
Cash and cash equivalents, beginning of period			$ 0	$ 0	0
Cash and cash equivalents, end of period					$ 0	$ 0